Financial instruments and risk management	12 Months Ended
Dec. 31, 2021
Financial instruments and risk management [Abstract]
Financial Instruments and Risk Management
15.	Financial instruments and risk management

Financial hierarchy:

Financial instruments recorded at fair value are classified using a fair value hierarchy that reflects the significance of inputs used in making the measurements. The hierarchy is summarized as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets and liabilities;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly from observable market data; and
Level 3:	Inputs that are not based on observable market data.

The Company’s financial instruments have been classified as follows:

December 31, 2021	Level 1	Level 2	Level 3	Total
Fair value carried through profit and loss
Warrant Liability	-	99,021,368	-	99,021,368
Deposits	156,093,443	-	-	156,093,443

December 31, 2020	Level 1	Level 2	Level 3	Total
Fair value through profit and loss
Deposits	7,157,857	-	-	7,157,857

The Company determined that the carrying value of cash, accounts receivable, accounts payable and accrued liabilities approximate the corresponding fair value because of the relatively short periods to maturity of these instruments and the low credit risk.

The loans payable balance has a carrying value of $40,051,428 (December 31, 2020 - $25,464,000) and a fair value of $41,477,438 (December 31, 2020 - $25,464,000). The fair value is determined based on the cost of borrowing for a company with a similar risk profile (Level 2).